Long-term and short-term financial instruments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Short-term financial instruments
Long / short-term financial instruments [Line Items]
Time deposits	₩ 996,265	₩ 1,034,971
CP	0	40,000
CD	50,000	15,000
RP	203,008	40,000
Others	234,209	222,000
Long / short-term financial instruments	1,483,482	1,351,971
Long-term financial instruments
Long / short-term financial instruments [Line Items]
Time deposits	160,433	257,857
CP	0	0
CD	0	0
RP	0	0
Others	418,188	350,399
Long / short-term financial instruments	₩ 578,621	₩ 608,256